UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
✔    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
    January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): February 10, 2016
Commission File Number of securitizer:         025-01202
Central Index Key Number of securitizer:         0001457438

Robert F. Bell
General Counsel and Secretary
4055 Technology Forest Boulevard
The Woodlands, Texas 77381
(936) 230-5890

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [✓]
____ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: _________________________________________
____________________________________________________________
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), Conn Appliances, Inc., has indicated by check mark that there is no activity to report for the annual period ending December 31, 2015.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
CONN APPLIANCES, INC.
(Securitizer)

By: /s/ Robert F. Bell
Name: Robert F. Bell
Title: Vice President, General Counsel and Secretary

Date:     February 10, 2016